Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities:
Loss for the year	$ (6,459)	$ (108,138)
Adjusted for:
Interest income	(257)	(300)
Net gain on disposal of mineral properties	(1,100)	0
Items not involving cash:
Accretion of provision for site reclamation and closure	147	146
Amortization of flow-through share premium	(1,403)	(1,621)
Depreciation	204	297
Impairment expense	0	100,873
Interest expense	2	25
Net loss from associates	4,433	3,858
Net gain on investments in associates	(7,479)	(4,109)
Net loss on other investments	32	0
Net gain on marketable securities	(5,845)	(373)
Share-based compensation	712	859
Changes in non-cash working capital	353	410
Cash used in operating activities	(16,660)	(8,073)
Investing activities:
Acquisition of mineral interests, inclusive of transaction fees	(402)	(3,030)
Disposition of mineral properties	850	0
Interest income	257	300
Proceeds from disposition of investment in associate, net of transaction costs	6,539	7,042
Proceeds from disposition of marketable securities, net of transaction costs	670	481
Marketable securities additions	0	(1,300)
Other investments additions	0	(2,063)
Property and equipment additions	(175)	(35)
Cash provided by investing activities	7,739	1,395
Financing activities:
Lease payments	(62)	(191)
Proceeds from financing, net of share issue costs	5,700	0
Proceeds net of share issue costs	19,461	4,468
Proceeds from exercise of options	126	0
Cash provided by financing activities	25,225	4,277
Effect of foreign exchange on cash	(19)	0
Increase (decrease) in cash	16,285	(2,401)
Cash, beginning of period	4,912	7,313
Cash, end of period	$ 21,197	$ 4,912